RELATED PARTY TRANSACTIONS Receivables and Other Current Assets From Related Parties (Details) - Joint ventures where entity is venturer - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Non-Interest Bearing Receivable
Disclosure of transactions between related parties [line items]
Amounts receivable, related party transactions beginning balance	$ 1.0
Amounts receivable, related party transactions ending balance	0.0	$ 1.0
Non-Interest Bearing Receivable | Sadiola And Yatela
Disclosure of transactions between related parties [line items]
Amounts receivable, related party transactions beginning balance	0.2	0.2
Advances	0.9	0.5
Repayments	(1.0)	(0.5)
Amounts receivable, related party transactions ending balance	0.1	0.2
Non-Interest Bearing Receivable | Merrex Gold Inc.
Disclosure of transactions between related parties [line items]
Amounts receivable, related party transactions beginning balance	1.0	0.0
Advances	0.0	1.5
Repayments	0.0	(2.1)
Recovery of receivable	0.0	1.6
Intercompany elimination on acquisition	(1.0)	0.0
Amounts receivable, related party transactions ending balance		1.0
Interest Bearing Receivable
Disclosure of transactions between related parties [line items]
Amounts receivable, related party transactions beginning balance	31.3	29.3
Advances	5.0	2.4
Recovery of receivable	0.0	(0.4)
Amounts receivable, related party transactions ending balance	$ 36.3	$ 31.3
Interest Bearing Receivable | Floating interest rate
Disclosure of transactions between related parties [line items]
Related party transactions, interest rate basis	2.00%